PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional information (Details) - Loans to employees	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Service requirement to qualify for (in years)	3 years	3 years
Debt instrument term (in years)	4 years	4 years